Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and diluted earnings per share
Net Income (Loss) Attributable to Parent	$ 76	$ (7)	$ 47	$ 246	$ 68	$ (27)	$ 105	$ 219	$ 362	$ 365	$ (446)
Basic weighted average number of shares outstanding									178	176	173
Dilutive effect of potentially issuable shares									3	3	0
Diluted average number of shares outstanding									181	179	173
Basic earnings per share:
— Continuing operations	$ 0.43	$ (0.04)	$ 0.26	$ 1.37	$ 0.38	$ (0.15)	$ 0.60	$ 1.27	$ 2.03	$ 2.07	$ (2.58)
Dilutive effect of potentially issuable shares									(0.03)	(0.03)	0.00
Net (loss) income attributable to Willis Group Holdings shareholders, Basic									2.03	2.07	(2.58)
Diluted Earnings per share:
— Continuing operations	$ 0.42	$ (0.04)	$ 0.26	$ 1.35	$ 0.37	$ (0.15)	$ 0.59	$ 1.24	2.00	2.04	(2.58)
Net (loss) income attributable to Willis Group Holdings shareholders, Diluted									$ 2.00	$ 2.04	$ (2.58)